Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 1,272,774
Provided for the year	146,075	$ 21,246	¥ 147,959	¥ 154,783
Ending balance	1,099,003	159,843	1,272,774
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,370,139		2,333,583
Additions	1,958		41,714
Disposals/Eliminated on disposal	(147,740)		(5,158)
Ending balance	2,224,357		2,370,139	2,333,583
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,097,365		954,296
Provided for the year	146,075		147,959
Disposals/Eliminated on disposal	(118,086)		(4,890)
Ending balance	1,125,354		1,097,365	954,296
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	612,403
Ending balance	564,026	82,034	612,403
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	953,260		953,260
Ending balance	953,260		953,260	953,260
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	340,857		292,481
Provided for the year	48,377		48,376
Ending balance	389,234		340,857	292,481
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	623,730
Ending balance	533,919	77,655	623,730
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,361,974		1,279,798
Additions	789		169
Transfer	36,139		82,007
Disposals/Eliminated on disposal	(146,855)
Ending balance	1,252,047		1,361,974	1,279,798
Plant and machinery [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	738,244		640,449
Provided for the year	97,129		98,566
Disposals/Eliminated on disposal	(117,245)		(771)
Ending balance	718,128		738,244	640,449
Furniture, fixtures and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	663
Ending balance	555	81	663
Furniture, fixtures and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,738		6,738
Ending balance	6,738		6,738	6,738
Furniture, fixtures and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,075		5,803
Provided for the year	108		272
Ending balance	6,183		6,075	5,803
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,008
Ending balance	503	$ 73	1,008
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,197		18,277
Additions			78
Disposals/Eliminated on disposal	(885)		(5,158)
Ending balance	12,312		13,197	18,277
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,189		15,563
Provided for the year	461		745
Disposals/Eliminated on disposal	(841)		(4,119)
Ending balance	11,809		12,189	15,563
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,970
Ending balance			34,970
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34,970		75,510
Additions	1,169		41,467
Transfer	¥ (36,139)		(82,007)
Ending balance			¥ 34,970	¥ 75,510